Capital Stock - Summary of Normal Course Issuer Bids (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	22,335,018	10,752,484
Cash amount	$ 904	$ 501
2014 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	40,000,000
Shares purchased		8,166,514
Cash amount		$ 388
2015 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	40,000,000
Shares purchased	20,313,194	2,585,970
Cash amount	$ 818	$ 113
2016 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	38,000,000
Shares purchased	2,021,824
Cash amount	$ 86